UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2006
                        ---------------

Date of reporting period:  OCTOBER 31, 2005
                           ----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                      GREENVILLE CAPITAL MANAGEMENT, INC.

                   GREENVILLE CAPITAL MANAGEMENT, INC. (LOGO)

                               SEMI-ANNUAL REPORT

                        GREENVILLE SMALL CAP GROWTH FUND

                 Managed by Greenville Capital Management, Inc.
                         Website: www.greenvillecap.com

                                SIX MONTHS ENDED
                                OCTOBER 31, 2005

December 15, 2005

Dear Fellow Shareholders,

During the first part of 2005, all asset classes experienced consolidation as the markets digested strong gains from the prior eighteen months. Since April 29th, which was the markets' low point of 2005, small cap growth has emerged as the new leader for equities. In fact, all of the growth asset classes have out performed its value brethren. Small cap growth in particular has been the leading performer showcasing solid returns. Your fund has returned a gain of 11.28% for this trailing six-month period. The Energy sector continued to outperform all other sectors during this period as it has for much of the trailing year, posting returns of approximately 68% for the trailing twelve months.

We participated in that strength with our exposure to the energy services industry. Tightness in the refining industry was compounded by two devastating hurricanes that ravaged the Gulf Coast, thus causing a spike in energy prices. What was a net positive for commodity prices in the energy sector could, however, present challenges to other segments of the economy. While the short-term effects of the hurricanes are more readily apparent, speculation remains as to the long-term repercussions whether it is positive or negative. Accordingly, the economic impact of these two storms and a potential spike in energy costs should play out over the ensuing winter months.

Moving into the 2006, we feel that small cap growth offers compelling opportunities for investors. The yield has flattened and, thus provides evidence of profit deceleration in this economic cycle. As this earnings deceleration takes place, we believe the marginal investor could migrate to small growth companies where significant year over year earnings growth comparisons are likely to remain. It is our view that this should result in relative out performance for small cap growth stocks.

Additionally, enterprise spending should provide great support for the market in the ensuing year. For example, companies flush with cash are spending more on capital expenditures, merger and acquisitions, or share buybacks. In our opinion small cap growth stocks should be beneficiaries of ongoing enterprise spending and should out perform into 2006 as investors align themselves to higher beta companies for the next stage of the rally. We believe the Fed's recent increase of the Fed Funds Rate to 4.25% could move them closer to a neutral stance on interest rates. Accordingly, we remain optimistic about the small cap growth asset class heading into next year, as we feel valuations are at levels not seen since the market bottom in March 2003.

Sincerely,

/s/Charles S. Cruice

Charles S. Cruice

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Greenville Small Cap Growth Fund.

SMALL COMPANY STOCKS ARE MORE VOLATILE THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND IS SUITABLE FOR LONG-TERM INVESTORS ONLY WHO SEEK TO INVEST A PORTION OF THEIR OVERALL PORTFOLIO IN AN AGGRESSIVE EQUITY MUTUAL FUND THAT INVESTS PRINCIPALLY IN SMALL CAPITALIZATION GROWTH COMPANIES. THE FUND EXPERIENCES GREATER RISKS AND PRICE FLUCTUATIONS DUE TO ITS CONCENTRATION IN SMALL-CAP STOCKS AS IS NOTED IN THE FUND'S PROSPECTUS.

Opinions expressed are those of Charles S. Cruice and are subject to change, are not guaranteed and should not be considered investment advice. Sector allocations are subject to change. Beta measures the sensitivity of rates of return on a fun or company to general market movements.

The Greenville Small Cap Growth Fund is distributed by Quasar Distributors, LLC. (12/05)

SECTOR ALLOCATION at October 31, 2005 (Unaudited)

Consumer Discretionary                       12.7%
Energy                                        2.9%
Financials                                    9.2%
Health Care                                   6.1%
Industrials                                  27.4%
Information Technology                       26.1%
Materials                                     1.9%
Cash*<F1>                                    13.7%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended October 31, 2005 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/2005-10/31/2005).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning             Ending               Expenses Paid
                            Account Value       Account Value          During the Period
                               5/1/2005           10/31/2005       5/1/2005 - 10/31/2005*<F2>
                            -------------       -------------      --------------------------
Actual                          $1,000              $1,113                   $10.65
Hypothetical (5% annual
  return before expenses)       $1,000              $1,015                   $10.16

*<F2> Expenses are equal to the Fund's annualized expense ratio of 2.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at October 31, 2005 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 86.3%

CAPITAL GOODS: 12.8%
    13,215   Builders Firstsource, Inc.*<F3>                       $   258,353
     4,740   Dycom Industries, Inc.*<F3>                                94,468
     4,760   ESCO Technologies, Inc.*<F3>                              205,917
     9,975   Essex Corp.*<F3>                                          179,251
    15,825   Flow International Corp.*<F3>                             144,482
     6,585   JLG Industries, Inc.                                      252,601
    41,435   Power-One, Inc.*<F3>                                      235,351
    11,435   U.S. Home Systems, Inc.*<F3>                               61,749
                                                                   -----------
                                                                     1,432,172
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES: 3.3%
    11,810   The Providence
               Service Corp*<F3>                                       364,575
                                                                   -----------

CONSUMER DURABLES & APPAREL: 2.2%
     9,900   Comstock Homebuilding
               Cos., Inc.*<F3>                                         164,340
    21,445   Orange 21, Inc.*<F3>                                       76,773
                                                                   -----------
                                                                       241,113
                                                                   -----------

DIVERSIFIED FINANCIALS: 4.0%
    10,325   First Cash Financial
               Services, Inc.*<F3>                                     270,825
    17,900   TradeStation Group, Inc.*<F3>                             178,642
                                                                   -----------
                                                                       449,467
                                                                   -----------

ENERGY: 2.9%
    10,560   W-H Energy Services, Inc.*<F3>                            319,968
                                                                   -----------

HEALTH CARE EQUIPMENT & SERVICES: 3.0%
     4,382   America Service
               Group, Inc.*<F3>                                         67,614
     7,540   Matrixx Initiatives, Inc.*<F3>                            126,220
    12,000   Merit Medical
               Systems, Inc.*<F3>                                      143,040
                                                                   -----------
                                                                       336,874
                                                                   -----------

HOTELS RESTAURANTS & LEISURE: 2.2%
     5,285   McCormick & Schmick's
               Seafood Restaurants, Inc.*<F3>                          118,648
    13,005   Rubio's Restaurants, Inc.*<F3>                            121,597
                                                                   -----------
                                                                       240,245
                                                                   -----------

INSURANCE: 3.5%
     7,230   American Safety
               Insurance Holdings Ltd.*<F3>#<F4>                       120,958
     9,289   Argonaut Group, Inc.*<F3>                                 270,867
                                                                   -----------
                                                                       391,825
                                                                   -----------

MATERIALS: 1.9%
     6,520   Headwaters, Inc.*<F3>                                     207,597
                                                                   -----------

MEDIA: 0.8%
    21,620   Navarre Corp.*<F3>                                         95,777
                                                                   -----------

PHARMACEUTICALS & BIOTECHNOLOGY: 3.0%
    16,900   Connetics Corp.*<F3>                                      220,376
     5,835   Seracare Life Sciences, Inc.*<F3>                         118,786
                                                                   -----------
                                                                       339,162
                                                                   -----------

REAL ESTATE: 1.7%
    14,590   Equity Inns, Inc.                                         190,253
                                                                   -----------

RETAILING: 7.6%
     4,975   Build-A-Bear
               Workshop, Inc.*<F3>                                     119,201
    11,035   Conn's, Inc.*<F3>                                         322,995
    26,185   Hollywood Media Corp.*<F3>                                107,882
    19,650   Rush Enterprises,
               Inc. - Class A*<F3>                                     295,929
                                                                   -----------
                                                                       846,007
                                                                   -----------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 6.1%
     7,305   August Technology Corp.*<F3>                               74,219
    17,320   IXYS Corp.*<F3>                                           177,357
    34,050   LTX Corp.*<F3>                                            117,132
    15,285   Omnivision
               Technologies, Inc.*<F3>                                 197,024
     4,265   Tessera Technologies, Inc.*<F3>                           118,993
                                                                   -----------
                                                                       684,725
                                                                   -----------

SOFTWARE & SERVICES: 11.0%
     4,275   Anteon International Corp.*<F3>                           193,230
     6,550   Concur Technologies, Inc.*<F3>                             88,490
    24,050   Cybersource Corp.*<F3>                                    161,135
    14,165   Epicor Software Corp.*<F3>                                173,946
     9,025   MapInfo Corp.*<F3>                                        110,917
     4,875   Micros Systems, Inc.*<F3>                                 223,860
    13,825   Perficient, Inc.*<F3>                                     107,006
     9,550   TNS, Inc.*<F3>                                            167,889
                                                                   -----------
                                                                     1,226,473
                                                                   -----------

TECHNOLOGY HARDWARE & EQUIPMENT: 9.0%
     8,990   Excel Technology, Inc.*<F3>                               235,088
    11,885   International
               Displayworks, Inc.*<F3>                                  70,003
     4,185   M-Systems Flash
               Disk Pioneers*<F3>#<F4>                                 132,623
    17,955   NMS Communications
               Corp.*<F3>                                               62,842
     7,500   Par Technology Corp.*<F3>                                 182,925
    11,720   Presstek, Inc.*<F3>                                       120,130
     8,590   Stratasys, Inc.*<F3>                                      203,755
                                                                   -----------
                                                                     1,007,366
                                                                   -----------

TRANSPORTATION: 11.3%
     8,540   Airtran Holdings, Inc.*<F3>                               127,758
    11,495   Celadon Group, Inc.*<F3>                                  266,224
    11,870   J.B. Hunt Transport
               Services, Inc.                                          230,397
    11,810   Marten Transport Ltd.*<F3>                                313,792
     5,975   Universal Truckload
               Services, Inc.*<F3>                                     120,396
    11,560   Vitran Corp, Inc.*<F3>#<F4>                               200,104
                                                                   -----------
                                                                     1,258,671
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $9,025,665)                                                  9,632,270
                                                                   -----------

SHORT-TERM INVESTMENT:13.7%
 1,529,973   SEI Daily Income Trust
               Government Portfolio
               Class B
               (cost $1,529,973)                                     1,529,973
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $10,555,638):  100.0%                                       11,162,243
Other Assets in Excess
  of Liabilities: 0.0%                                                   1,300
                                                                   -----------
NET ASSETS: 100.0%                                                 $11,163,543
                                                                   -----------
                                                                   -----------

*<F3>  Non-income producing security.
#<F4>  U.S. security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2005 (Unaudited)

ASSETS
   Investments in securities, at value (cost $10,555,638)          $11,162,243
   Receivables:
       Investments sold                                                 37,518
       Fund shares sold                                                  5,108
       Dividends and interest                                            5,649
       Prepaid Expenses                                                  6,848
                                                                   -----------
           Total assets                                             11,217,366
                                                                   -----------

LIABILITIES
   Payables:
       Advisory fees                                                     5,099
       Administration fees                                               3,227
       Custody fees                                                        553
       Fund accounting fees                                              8,820
       Transfer agent fees                                               9,265
       Chief compliance officer fees                                     1,250
   Accrued expenses                                                     25,609
                                                                   -----------
           Total liabilities                                            53,823
                                                                   -----------

NET ASSETS                                                         $11,163,543
                                                                   -----------
                                                                   -----------
Shares outstanding
  (unlimited number of shares authorized, without par value)         1,067,486
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE           $     10.46
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $10,428,445
   Undistributed net investment loss                                   (95,803)
   Accumulated net realized gain on investments                        224,296
   Net unrealized appreciation on investments                          606,605
                                                                   -----------
           Net assets                                              $11,163,543
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2005 (Unaudited)

INVESTMENT INCOME
   Income
       Interest                                                     $    9,603
       Dividends                                                         7,463
                                                                    ----------
           Total income                                                 17,066
                                                                    ----------
   Expenses
       Advisory fees                                                    56,434
       Administration fees                                              19,156
       Transfer agent fees                                              13,610
       Fund accounting fees                                             13,106
       Registration fees                                                10,586
       Audit fees                                                        8,067
       Reports to shareholders                                           4,537
       Custody fees                                                      3,025
       Trustee fees                                                      2,823
       Legal fees                                                        2,521
       Chief compliance officer fees                                     2,500
       Miscellaneous                                                     1,281
       Insurance fees                                                      505
                                                                    ----------
           Total expenses                                              138,151
           Less:  fees waived (See Note 3)                             (25,282)
                                                                    ----------
           Net expenses                                                112,869
                                                                    ----------
               NET INVESTMENT LOSS                                     (95,803)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    532,287
   Change in net unrealized
     appreciation/depreciation on investments                          737,150
                                                                    ----------
       Net realized and unrealized gain on investments               1,269,437
                                                                    ----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $1,173,634
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED            PERIOD ENDED
                                                          OCTOBER 31, 2005#<F8>      APRIL 30, 2005*<F6>
                                                          ---------------------      -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                          $   (95,803)             $  (205,268)
   Net realized gain (loss) on investments                          532,287                 (307,991)
   Change in net unrealized
     appreciation/(depreciation) on investments                     737,150                 (130,545)
                                                                -----------              -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                                1,173,634                 (643,804)
                                                                -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets derived
     from net change in outstanding shares (a)<F5> +<F7>           (427,885)              11,061,598
                                                                -----------              -----------
       TOTAL INCREASE IN NET ASSETS                                 745,749               10,417,794
                                                                -----------              -----------

NET ASSETS
   Beginning of Period                                           10,417,794                       --
                                                                -----------              -----------
   END OF PERIOD                                                $11,163,543              $10,417,794
                                                                -----------              -----------
                                                                -----------              -----------

(a)<F5>  A summary of capital share transactions is as follows:

                                     SIX MONTHS ENDED                          PERIOD ENDED
                                  OCTOBER 31, 2005 #<F8>                   APRIL 30, 2005*<F6>
                                 ------------------------               ------------------------
                                 Shares             Value               Shares             Value
                                 ------             -----               ------             -----
Shares sold                       32,264           $ 338,309           1,202,585         $11,998,095
Shares redeemed +<F7>            (73,415)           (766,194)            (93,948)           (936,497)
                                 -------           ---------           ---------         -----------
Net increase                     (41,151)          $(427,885)          1,108,637         $11,061,598
                                 -------           ---------           ---------         -----------
                                 -------           ---------           ---------         -----------

*<F6>  Fund commenced operations on May 3, 2004.
+<F7>  Net of redemption fees of $0 and $1,606, respectively.
#<F8>  Unaudited

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

                                                         SIX MONTHS ENDED           PERIOD ENDED
                                                      OCTOBER 31, 2005#<F13>    APRIL 30, 2005*<F9>
                                                      ----------------------    -------------------
Net asset value, beginning of period                          $ 9.40                   $10.00
                                                              ------                   ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                            (0.09)                   (0.19)
Net realized and unrealized loss on investments                 1.15                    (0.41)
                                                              ------                   ------
     Total from investment operations                           1.06                    (0.60)
                                                              ------                   ------
Paid-in capital from redemption fees (See Note 2)               0.00                     0.00**<F10>
                                                              ------                   ------
Net asset value, end of period                                $10.46                   $ 9.40
                                                              ------                   ------
                                                              ------                   ------
Total return                                                   11.28%^<F12>             (6.00)%^<F12>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                           $11.2                    $10.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived                                              2.45%+<F11>              2.46%+<F11>
After fees waived                                               2.00%+<F11>              2.00%+<F11>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived                                             (2.15)%+<F11>            (2.33)%+<F11>
After fees waived                                              (1.70)%+<F11>            (1.87)%+<F11>

Portfolio turnover rate                                        22.41%^<F12>             65.95%^<F12>

  *<F9>   Fund commenced operations on May 3, 2004.
**<F10>   Amount is less than $0.01.
 +<F11>   Annualized.
 ^<F12>   Not Annualized.
 #<F13>   Unaudited.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Greenville Small Cap Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in small capitalization companies that offer the possibility of capital growth. The Fund defines small capitalization companies as those companies with market capitalizations between $100 million and $2 billion at the time of purchase. The Fund began operations on May 3, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     E. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on days that the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than three months. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended October 31, 2005, investment advisory services were provided to the Fund by Greenville Capital Management, Inc. (the "Advisor") under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended October 31, 2005, the Fund incurred $56,434 in Advisory fees. Additionally, the Advisor has contractually waived fees of $25,282 in order to limit the Fund's total operating expenses to 2.00% of the Fund's average daily net assets. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. Reimbursed expenses subject to potential recovery by year of expiration are as follows:

           Year of Expiration             Amount
           ------------------             ------
             April 30, 2008              $50,372
             April 30, 2009              $25,282

     The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $47.5 million           $38,000
          $47.5 to $300 million         0.08% of average daily net assets
          $300 to $800 million          0.07% of average daily net assets
          Over $800 million             0.04% of average daily net assets

     For the six months ended October 31, 2005, the Fund incurred Administration fees of $19,156. Quasar Distributors, LLC, serves as principal underwriter for shares of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as the Fund's custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

     For the six months ended October 31, 2005, the fund was allocated $2,500 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the six months ended October 31, 2005, was $2,302,874 and $3,664,513, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Cost of investments                                        $10,435,423
                                                                -----------
                                                                -----------
     Gross tax unrealized appreciation                          $ 1,089,793
     Gross tax unrealized depreciation                           (1,220,338)
                                                                -----------
     Net tax unrealized appreciation (depreciation)             $  (131,040)
                                                                -----------
                                                                -----------
     Undistributed ordinary income                              $        --
     Undistributed long-term capital gain                                --
                                                                -----------
     Total distributable earnings                               $        --
                                                                -----------
                                                                -----------
     Other accumulated gains/(losses)                           $  (307,496)
                                                                -----------
     Total accumulated earnings/(losses)                        $  (438,536)
                                                                -----------
                                                                -----------

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

MANAGEMENT OF THE FUND (Unaudited)

     The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless otherwise noted, each person has held the position listed for a minimum of five years.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF       PRINCIPAL                               IN FUND
                              POSITION    OFFICE AND    OCCUPATION                              COMPLEX**<F15>   OTHER
NAME, ADDRESS                 WITH        LENGTH OF     DURING PAST                             OVERSEEN         DIRECTORSHIPS
AND AGE                       THE TRUST   TIME SERVED   FIVE YEARS                              BY TRUSTEES      HELD
-------------                 ---------   -----------   -----------                             --------------   -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F14>        Chairman    Indefinite    President, Talon                             1           None.
(born 1943)                   and         Term          Industries, Inc.
2020 E. Financial Way         Trustee     since         (administrative,
Suite 100                                 May 1991.     management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*<F14>         Trustee     Indefinite    Financial Consultant,                        1           None.
(born 1939)                               Term          formerly Senior Vice
2020 E. Financial Way                     since         President, Rockefeller
Suite 100                                 May 1991.     Trust Co.; Financial
Glendora, CA 91741                                      Counselor, Rockefeller & Co.

Carl A. Froebel*<F14>         Trustee     Indefinite    Owner, Golf Adventures,                      1           None.
(born 1938)                               Term          LLC, (Vacation Services).
2020 E. Financial Way                     since         Formerly President and
Suite 100                                 May 1991.     Founder, National Investor
Glendora, CA 91741                                      Data Services, Inc. (investment
                                                        related computer software).

Rowley W.P. Redington*<F14>   Trustee     Indefinite    President; Intertech                         1           None.
(born 1944)                               Term          Computer Services Corp.
2020 E. Financial Way                     since         (computer services and
Suite 100                                 May 1991.     consulting).
Glendora, CA 91741

Steven J. Paggioli*<F14>      Trustee     Indefinite    Consultant since July                        1           Trustee, Managers
(born 1950)                               Term          2001; formerly, Executive                                Funds; Trustee,
2020 E. Financial Way                     since         Vice President, Investment                               Managers AMG
Suite 100                                 May 1991.     Company Administration,                                  Funds; Director,
Glendora, CA 91741                                      LLC ("ICA") (mutual                                      Guardian Mutual
                                                        fund administrator).                                     Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President   Indefinite    Vice President, U.S.                         1           Not
(born 1947)                               Term since    Bancorp Fund Services,                                   Applicable.
2020 E. Financial Way                     August 2002.  LLC since July 2001;
Suite 100                     Chief       Indefinite    formerly, Senior Vice
Glendora, CA 91741            Compliance  Term since    President, ICA (May
                              Officer     September     1997-July 2001).
                                          2004.

Eric W. Falkeis               Treasurer   Indefinite    Vice President, U.S.                         1           Not
(born 1973)                               Term since    Bancorp Fund Services,                                   Applicable.
615 East Michigan St.                     August 2002.  LLC since 1997; Chief
Milwaukee, WI 53202                                     Financial Officer, Quasar
                                                        Distributors, LLC since 2000.

Angela L. Pingel              Secretary   Indefinite    Counsel, U.S. Bancorp                        1           Not
(born1971)                                Term since    Fund Services LLC since                                  Applicable.
615 East Michigan St.                     December      2004; formerly, Associate,
Milwaukee, WI 53202                       2005.         Krukowski & Costello, S.C.,
                                                        (2002-2004); formerly, Vice
                                                        President - Investment
                                                        Operations, Heartland
                                                        Advisors, Inc. (1994-2002).

 *<F14> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F15> The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund.

INFORMATION ABOUT PROXY VOTING (Unaudited)

     A description of the policies and procedures that the Greenville Small Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at
(888) 334-9075 or by accessing the Fund's website at www.greenvillecap.com.
                                                     ---------------------
Furthermore, you can obtain the description on the SEC's website at www.sec.gov.
                                                                    -----------

     Information regarding how the Greenville Small Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling
(888) 334-9075. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
                     -----------

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

     The Greenville Small Cap Growth Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q will be available without charge, upon request by calling toll-free at (888) 334-9075. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                        -----------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

     At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's year-to-date performance was above the median of its peer group. The Board also noted that although the Fund's six- and nine-month performance was below the median of its peer group during its short history, its 6-month performance figures were ranked in the first quartile. The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that the Advisor had agreed to maintain an annual expense ratio of 2.00% The Trustees noted that, while the Fund's advisory fee and total expense ratio were above its peer group median, the expense structure was in line with the fees charged by the Advisor to its other investment management clients and were not excessive.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that although the Fund does not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report and considered that the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

     No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                               Rockland, DE 19732
                             www.greenvillecap.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                        U.S. Bank, National Association
                               425 Walnut Street
                              Cincinnati, OH 45202

                        TRANSFER AGENT, FUND ACCOUNTANT
                             AND FUND ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                  888-334-9075

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

                        Greenville Small Cap Growth Fund
                                 Symbol - GCMSX
                               CUSIP - 742935463

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date    January 3, 2006
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date    January 3, 2006
           -----------------------------

     By (Signature and Title) /s/Eric W. Falkeis
                              -----------------------------------
                              Eric W. Falkeis, Treasurer

     Date    January 3, 2006
           -----------------------------

* Print the name and title of each signing officer under his or her signature.